UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2017

Date of reporting period:	November 30, 2016

Item 1. Schedule of Investments:

Putnam Retirement Income Fund Lifestyle 2

The fund's portfolio
11/30/16 (Unaudited)

INVESTMENT COMPANIES (44.9%)(a)
	Shares	Value

iShares MSCI Japan ETF (Japan)	2,475	$123,478

Putnam Absolute Return 100 Fund Class Y(AFF)	65,480	662,006

Putnam Absolute Return 300 Fund Class Y(AFF)	158,115	1,557,436

Putnam Absolute Return 500 Fund Class Y(AFF)	238,973	2,580,904

Putnam Absolute Return 700 Fund Class Y(AFF)	33,883	384,232

Putnam Government Money Market Fund Class G(AFF)	523,854	523,854

Vanguard REIT ETF	98	7,878

Total investment companies (cost $6,033,957)		$5,839,788

COMMON STOCKS (15.9%)(a)
	Shares	Value

Basic materials (0.5%)

BASF SE (Germany)	120	$10,277

Boliden AB (Sweden)	197	5,069

Cabot Corp.	17	866

Celanese Corp. Ser. A	43	3,411

Covestro AG (Germany)	31	1,989

Evonik Industries AG (Germany)	187	5,211

Fortescue Metals Group, Ltd. (Australia)	315	1,365

Graphic Packaging Holding Co.	159	1,999

Hitachi Chemical Co., Ltd. (Japan)	100	2,194

Newcrest Mining, Ltd. (Australia)	21	303

Newmont Mining Corp.	265	8,597

Reliance Steel & Aluminum Co.	28	2,271

Skanska AB (Sweden)	171	3,931

Steel Dynamics, Inc.	62	2,200

Stora Enso OYJ Class R (Finland)	304	2,934

UPM-Kymmene OYJ (Finland)	146	3,332

voestalpine AG (Austria)	43	1,633

W.R. Grace & Co.	19	1,240

Yara International ASA (Norway)	101	3,744

		62,566
Capital goods (0.8%)

ACS Actividades de Construccion y Servicios SA (Spain)	119	3,495

Allegion PLC (Ireland)	34	2,275

Allison Transmission Holdings, Inc.	221	7,331

AO Smith Corp.	46	2,237

Berry Plastics Group, Inc.(NON)	43	2,140

BWX Technologies, Inc.	47	1,841

Carlisle Cos., Inc.	17	1,907

Crane Co.	11	808

Crown Holdings, Inc.(NON)	182	9,899

Fluor Corp.	33	1,766

Honeywell International, Inc.	49	5,583

Ingersoll-Rand PLC	77	5,740

Jacobs Engineering Group, Inc.(NON)	29	1,798

KBR, Inc.	49	819

Kone OYJ Class B (Finland)	13	573

Northrop Grumman Corp.	50	12,483

OSRAM Licht AG (Germany)	43	2,190

Quanta Services, Inc.(NON)	174	5,867

Raytheon Co.	82	12,262

Thales SA (France)	21	2,048

Vinci SA (France)	76	4,917

Waste Management, Inc.	99	6,882

Xylem, Inc.	56	2,888

		97,749
Communication services (0.5%)

BT Group PLC (United Kingdom)	551	2,462

Cable One, Inc.	1	591

Equinix, Inc.(R)	17	5,759

Eutelsat Communications SA (France)	26	468

Juniper Networks, Inc.	381	10,493

NICE, Ltd. (Israel)	19	1,252

Orange SA (France)	173	2,518

Sky PLC (United Kingdom)	83	811

Telenor ASA (Norway)	221	3,259

Telstra Corp., Ltd. (Australia)	1,249	4,658

Verizon Communications, Inc.	541	26,996

Vodafone Group PLC (United Kingdom)	613	1,482

		60,749
Conglomerates (0.1%)

Siemens AG (Germany)	70	7,903

		7,903
Consumer cyclicals (2.0%)

Aggreko PLC (United Kingdom)	58	593

Amazon.com, Inc.(NON)	31	23,268

Aristocrat Leisure, Ltd. (Australia)	173	1,916

Berkeley Group Holdings PLC (The) (United Kingdom)	10	310

Boral, Ltd. (rights) (Australia)(F)(NON)	52	17

Boral, Ltd. (Australia)	117	435

Carter's, Inc.	64	5,843

Christian Dior SE (France)	20	3,884

Cie Generale des Etablissements Michelin (France)	16	1,713

Clorox Co. (The)	56	6,471

Compass Group PLC (United Kingdom)	315	5,393

Continental AG (Germany)	6	1,069

Discovery Communications, Inc. Class A(NON)	540	14,629

Electrolux AB Ser. B (Sweden)	90	2,099

Euronet Worldwide, Inc.(NON)	18	1,291

Fiat Chrysler Automobiles NV (Italy)	410	3,164

Flight Centre Travel Group, Ltd. (Australia)	42	1,036

Global Payments, Inc.	13	891

Hakuhodo DY Holdings, Inc. (Japan)	100	1,161

Harvey Norman Holdings, Ltd. (Australia)	973	3,413

Home Depot, Inc. (The)	154	19,928

Host Hotels & Resorts, Inc.(R)	750	13,380

Howard Hughes Corp. (The)(NON)	5	569

Hyatt Hotels Corp. Class A(NON)	14	719

Industrivarden AB Class A (Sweden)	82	1,510

International Game Technology PLC	45	1,160

Interpublic Group of Cos., Inc. (The)	207	4,982

John Wiley & Sons, Inc. Class A	10	549

KAR Auction Services, Inc.	86	3,626

Kia Motors Corp. (South Korea)	49	1,568

Kimberly-Clark Corp.	67	7,746

Kingfisher PLC (United Kingdom)	1,404	6,193

Lagardere SCA (France)	36	885

Lear Corp.	37	4,792

Liberty Interactive Corp. Class A(NON)	62	1,284

Liberty SiriusXM Group Class A(NON)	67	2,432

Lowe's Cos., Inc.	193	13,616

Macy's, Inc.	14	591

Madison Square Garden Co. (The) Class A(NON)	4	695

Marks & Spencer Group PLC (United Kingdom)	480	1,967

Masco Corp.	260	8,229

News Corp. Class A	185	2,139

Owens Corning	56	2,877

Pearson PLC (United Kingdom)	308	3,055

Peugeot SA (France)(NON)	142	2,095

Publicis Groupe SA (France)	10	648

PVH Corp.	57	6,039

Reed Elsevier PLC (United Kingdom)	105	1,803

Renault SA (France)	47	3,703

RR Donnelley & Sons Co.	26	452

RTL Group SA (Belgium)	29	1,969

Securitas AB Class B (Sweden)	28	411

ServiceMaster Global Holdings, Inc.(NON)	62	2,370

Stanley Black & Decker, Inc.	22	2,610

TABCORP Holdings, Ltd. (Australia)	1,236	4,281

Taylor Wimpey PLC (United Kingdom)	358	662

Thor Industries, Inc.	13	1,307

TransUnion(NON)	21	626

TUI AG (Germany)	63	830

Twenty-First Century Fox, Inc.	185	5,200

Urban Outfitters, Inc.(NON)	57	1,801

Vail Resorts, Inc.	13	2,059

Valeo SA (France)	63	3,506

Vantiv, Inc. Class A(NON)	65	3,668

Vista Outdoor, Inc.(NON)	17	683

Visteon Corp.	39	3,068

Wal-Mart Stores, Inc.	316	22,256

William Hill PLC (United Kingdom)	308	1,159

Wolters Kluwer NV (Netherlands)	71	2,551

World Fuel Services Corp.	22	978

WPP PLC (United Kingdom)	348	7,441

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)	500	1,802

		269,066
Consumer staples (1.2%)

Altria Group, Inc.	291	18,604

Ashtead Group PLC (United Kingdom)	171	3,353

British American Tobacco PLC (United Kingdom)	157	8,610

Coca-Cola Amatil, Ltd. (Australia)	944	6,685

ConAgra Foods, Inc.	14	514

Darden Restaurants, Inc.	8	586

Diageo PLC (United Kingdom)	84	2,104

Dr. Pepper Snapple Group, Inc.	75	6,506

Estee Lauder Cos., Inc. (The) Class A	81	6,294

Hershey Co. (The)	71	6,861

Imperial Brands PLC (United Kingdom)	164	7,033

Ingredion, Inc.	21	2,465

J Sainsbury PLC (United Kingdom)	562	1,623

JM Smucker Co. (The)	38	4,786

Koninklijke Ahold Delhaize NV (Netherlands)	421	8,304

McDonald's Corp.	89	10,615

METRO AG (Germany)	62	1,851

Nestle SA (Switzerland)	85	5,719

PepsiCo, Inc.	173	17,317

Pool Corp.	14	1,409

Reckitt Benckiser Group PLC (United Kingdom)	31	2,618

Starbucks Corp.	226	13,101

Sysco Corp.	125	6,656

Tate & Lyle PLC (United Kingdom)	360	3,052

WH Group, Ltd. (Hong Kong)	4,000	3,326

WM Morrison Supermarkets PLC (United Kingdom)	900	2,449

		152,441
Energy (1.0%)

Baker Hughes, Inc.	227	14,603

BP PLC (United Kingdom)	398	2,309

Chevron Corp.	142	15,842

Exxon Mobil Corp.	307	26,801

Nabors Industries, Ltd.	320	5,152

Neste OYJ (Finland)	28	1,150

Occidental Petroleum Corp.	36	2,569

OMV AG (Austria)	201	6,511

Patterson-UTI Energy, Inc.	98	2,614

QEP Resources, Inc.	204	4,011

Repsol SA (Spain)	320	4,292

Rowan Cos. PLC Class A(NON)	166	2,958

Royal Dutch Shell PLC Class A (United Kingdom)	60	1,528

Royal Dutch Shell PLC Class B (United Kingdom)	164	4,376

Schlumberger, Ltd.	144	12,103

Superior Energy Services, Inc.	150	2,586

Total SA (France)	237	11,344

Vestas Wind Systems A/S (Denmark)	59	3,900

Woodside Petroleum, Ltd. (Australia)	108	2,362

		127,011
Financials (5.1%)

3i Group PLC (United Kingdom)	985	8,487

AerCap Holdings NV (Ireland)(NON)	24	1,028

Aflac, Inc.	77	5,496

Ageas (Belgium)	55	2,053

AGNC Investment Corp.(R)	204	3,807

Agree Realty Corp.(R)	74	3,322

Alexandria Real Estate Equities, Inc.(R)	61	6,685

Allianz SE (Germany)	54	8,573

Allied World Assurance Co. Holdings AG	38	1,779

Allstate Corp. (The)	158	11,047

Ally Financial, Inc.	132	2,563

Ameriprise Financial, Inc.	65	7,424

Annaly Capital Management, Inc.(R)	437	4,466

Aspen Insurance Holdings, Ltd.	22	1,121

AvalonBay Communities, Inc.(R)	106	17,436

AXA SA (France)	232	5,466

Banco Santander SA (Spain)	1,211	5,526

Bank of New York Mellon Corp. (The)	163	7,729

BNP Paribas SA (France)	156	9,057

Boston Properties, Inc.(R)	126	15,609

Brandywine Realty Trust(R)	103	1,581

Brixmor Property Group, Inc.(R)	69	1,680

Broadridge Financial Solutions, Inc.	26	1,683

Camden Property Trust(R)	28	2,204

Capital One Financial Corp.	17	1,429

CBRE Group, Inc. Class A(NON)	59	1,713

Chimera Investment Corp.(R)	115	1,950

Citigroup, Inc.	496	27,969

CNP Assurances (France)	151	2,652

CoreLogic, Inc.(NON)	35	1,321

Corporate Office Properties Trust(R)	36	1,030

DGB Financial Group, Inc. (South Korea)	191	1,564

Digital Realty Trust, Inc.(R)	141	13,019

Duke Realty Corp.(R)	123	3,128

DuPont Fabros Technology, Inc.(R)	180	7,319

E*Trade Financial Corp.(NON)	231	7,972

Easterly Government Properties, Inc.(R)	97	1,882

EastGroup Properties, Inc.(R)	79	5,396

EPR Properties(R)	47	3,268

Equity Commonwealth(NON)(R)	28	814

Equity Lifestyle Properties, Inc.(R)	99	6,874

Equity Residential Trust(R)	395	23,704

Essex Property Trust, Inc.(R)	62	13,387

Extra Space Storage, Inc.(R)	109	7,647

Forest City Realty Trust, Inc. Class A(R)	163	3,014

Four Corners Property Trust, Inc.(R)	188	3,606

General Growth Properties(R)	509	12,898

Getty Realty Corp.(R)	65	1,561

Goodman Group (Australia)(R)	701	3,458

Hartford Financial Services Group, Inc. (The)	141	6,644

HCP, Inc.(R)	409	12,078

Hersha Hospitality Trust(R)	133	2,683

Highwoods Properties, Inc.(R)	198	9,516

HSBC Holdings PLC (United Kingdom)	499	3,966

Investor AB Class B (Sweden)	200	6,752

JPMorgan Chase & Co.	433	34,689

Kerry Properties, Ltd. (Hong Kong)	500	1,431

Kimco Realty Corp.(R)	425	10,855

Legal & General Group PLC (United Kingdom)	150	441

Liberty Property Trust(R)	240	9,456

Lincoln National Corp.	133	8,525

Macerich Co. (The)(R)	170	11,541

Macquarie Group, Ltd. (Australia)	14	867

Mapfre SA (Spain)	489	1,467

MFA Financial, Inc.(R)	80	626

Mid-America Apartment Communities, Inc.(R)	134	12,278

Mitsubishi UFJ Financial Group, Inc. (Japan)	1,300	7,611

Monmouth Real Estate Investment Corp.(R)	112	1,572

Morgan Stanley	533	22,045

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	6	1,092

New World Development Co., Ltd. (Hong Kong)	3,000	3,342

NN Group NV (Netherlands)	72	2,310

Partners Group Holding AG (Switzerland)	5	2,424

Persimmon PLC (United Kingdom)	38	805

Popular, Inc. (Puerto Rico)	70	2,846

Prologis, Inc.(R)	392	19,953

Prudential Financial, Inc.	47	4,728

PS Business Parks, Inc.(R)	44	4,916

Public Storage(R)	105	21,977

Quality Care Properties, Inc.(NON)(R)	139	2,085

Raiffeisen Bank International AG (Austria)(NON)	46	838

Realty Income Corp.(R)	34	1,885

Regions Financial Corp.	380	5,145

Reinsurance Group of America, Inc.	18	2,197

Retail Properties of America, Inc. Class A(R)	47	717

Senior Housing Properties Trust(R)	70	1,264

Simon Property Group, Inc.(R)	190	34,134

Societe Generale SA (France)	137	5,875

Spirit Realty Capital, Inc.(R)	289	3,118

Starwood Property Trust, Inc.(R)	144	3,236

Summit Hotel Properties, Inc.(R)	266	3,783

Swiss Life Holding AG (Switzerland)	14	3,850

Swiss Re AG (Switzerland)	88	8,082

Synchrony Financial	134	4,631

Tanger Factory Outlet Centers, Inc.(R)	212	7,308

UBS Group AG (Switzerland)	55	875

VEREIT, Inc.(R)	271	2,247

Vornado Realty Trust(R)	150	14,663

Voya Financial, Inc.	127	4,936

Weingarten Realty Investors(R)	227	8,061

Welltower, Inc.(R)	267	16,762

Wheelock and Co., Ltd. (Hong Kong)	1,000	5,943

Woori Bank (South Korea)	83	852

WP Carey, Inc.(R)	158	9,183

Zurich Insurance Group AG (Switzerland)	5	1,307

		676,810
Health care (1.7%)

Actelion, Ltd. (Switzerland)	17	3,267

Allergan PLC(NON)	11	2,137

AmerisourceBergen Corp.	176	13,726

Amgen, Inc.	118	17,000

AstraZeneca PLC (United Kingdom)	54	2,793

Bayer AG (Germany)	39	3,660

Biogen, Inc.(NON)	19	5,587

Bruker Corp.	53	1,202

C.R. Bard, Inc.	43	9,054

Cardinal Health, Inc.	32	2,272

Celgene Corp.(NON)	33	3,911

Charles River Laboratories International, Inc.(NON)	37	2,631

Cochlear, Ltd. (Australia)	9	789

Eli Lilly & Co.	53	3,557

Fresenius SE & Co. KGaA (Germany)	3	215

Gilead Sciences, Inc.	73	5,380

GlaxoSmithKline PLC (United Kingdom)	538	10,041

Hologic, Inc.(NON)	141	5,397

Johnson & Johnson	245	27,269

McKesson Corp.	47	6,759

Novartis AG (Switzerland)	77	5,299

Novo Nordisk A/S Class B (Denmark)	8	270

Omega Healthcare Investors, Inc.(R)	272	8,013

Pfizer, Inc.	493	15,845

Roche Holding AG (Switzerland)	37	8,228

Sanofi (France)	116	9,337

Shire PLC (United Kingdom)	32	1,863

Taro Pharmaceutical Industries, Ltd. (Israel)(NON)	6	613

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	57	2,149

UnitedHealth Group, Inc.	150	23,748

VCA, Inc.(NON)	27	1,690

Ventas, Inc.(R)	187	11,299

WellCare Health Plans, Inc.(NON)	26	3,563

Zoetis, Inc.	86	4,333

		222,897
Technology (2.1%)

Adobe Systems, Inc.(NON)	107	11,001

Agilent Technologies, Inc.	175	7,697

Alphabet, Inc. Class A(NON)	48	37,242

Amadeus IT Holding SA Class A (Spain)	78	3,530

Amdocs, Ltd.	102	6,015

Apple, Inc.	231	25,530

Applied Materials, Inc.	460	14,812

AtoS SE (France)	38	3,922

Brocade Communications Systems, Inc.	301	3,714

Cisco Systems, Inc.	286	8,529

Computer Sciences Corp.	138	8,367

CSRA, Inc.	57	1,825

Dell Technologies, Inc. - VMware, Inc. Class V(NON)	54	2,892

eBay, Inc.(NON)	349	9,706

Facebook, Inc. Class A(NON)	123	14,566

HP, Inc.	496	7,638

Intuit, Inc.	22	2,501

L-3 Communications Holdings, Inc.	90	14,199

LG Display Co., Ltd. (South Korea)	18	431

Maxim Integrated Products, Inc.	174	6,833

Microsoft Corp.	620	37,361

Motorola Solutions, Inc.	39	3,130

NCR Corp.(NON)	65	2,519

Nuance Communications, Inc.(NON)	120	1,945

NVIDIA Corp.	381	35,128

Samsung Electronics Co., Ltd. (South Korea)	4	5,974

Xerox Corp.	513	4,797

Xilinx, Inc.	61	3,293

		285,097
Transportation (0.4%)

A. P. Moeller-Maersck A/S (Denmark)	2	2,638

Delta Air Lines, Inc.	217	10,455

Deutsche Post AG (Germany)	241	7,527

easyJet PLC (United Kingdom)	28	347

Qantas Airways, Ltd. (Australia)	657	1,601

Royal Mail PLC (United Kingdom)	797	4,673

United Parcel Service, Inc. Class B	129	14,954

Yangzijiang Shipbuilding Holdings, Ltd. (China)	6,700	3,833

		46,028
Utilities and power (0.5%)

American Electric Power Co., Inc.	41	2,421

Centrica PLC (United Kingdom)	815	2,144

CLP Holdings, Ltd. (Hong Kong)	500	4,889

E.ON SE (Germany)	466	3,059

Edison International	83	5,708

Endesa SA (Spain)	163	3,364

Enel SpA (Italy)	1,598	6,437

Entergy Corp.	207	14,227

Gas Natural SDG SA (Spain)	23	393

Iberdrola SA (Spain)	160	961

Korea Electric Power Corp. (South Korea)	5	199

NiSource, Inc.	121	2,655

PPL Corp.	166	5,554

RWE AG (Germany)(NON)	122	1,534

UGI Corp.	178	7,974

Vectren Corp.	16	785

		62,304

Total common stocks (cost $1,884,034)		$2,070,621

U.S. TREASURY OBLIGATIONS (9.3%)(a)
	Principal amount	Value

U.S. Treasury Bonds
4.50%, 2/15/36	$30,000	$38,201
3.75%, 11/15/43(SEGCCS)	30,000	34,329
2.75%, 8/15/42(SEGCCS)	90,000	85,883

U.S. Treasury Notes
2.00%, 2/15/22	30,000	30,100
2.00%, 11/30/20(SEGSF)	130,000	131,459
1.875%, 11/30/21	120,000	119,897
1.625%, 2/15/26(SEGCCS)	80,000	75,064
1.375%, 9/30/18	200,000	200,959
1.125%, 3/31/20	90,000	88,879
1.125%, 12/31/19	200,000	198,150
0.875%, 6/15/19	60,000	59,393
0.75%, 3/31/18	90,000	89,712
0.75%, 12/31/17	60,000	59,894

Total U.S. treasury obligations (cost $1,220,453)		$1,211,920

CORPORATE BONDS AND NOTES (9.2%)(a)
	Principal amount	Value

Basic materials (1.4%)

ArcelorMittal SA sr. unsec. unsub. bonds 10.85%, 6/1/19 (France)	$5,000	$5,875

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	3,000	3,158

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25	5,000	5,040

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.00%, 2/15/21 (Canada)	5,000	4,913

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6.75%, 2/1/22	1,000	1,040

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	5,000	4,849

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	5,000	5,015

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	3,000	2,888

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9.50%, 10/1/20 (Canada)	5,000	5,263

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20	10,000	10,275

INVISTA Finance, LLC 144A company guaranty sr. notes 4.25%, 10/15/19	3,000	3,000

LyondellBasell Industries NV sr. unsec. unsub. notes 4.625%, 2/26/55	5,000	4,510

Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23	5,000	5,305

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24	95,000	100,463

Westlake Chemical Corp. 144A company guaranty sr. unsec. unsub. bonds 3.60%, 8/15/26	5,000	4,807

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	5,000	6,458

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	5,000	6,543

		179,402
Capital goods (0.1%)

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.00%, 3/15/22	5,000	4,950

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22	5,000	5,113

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24	5,000	5,181

		15,244
Communication services (1.5%)

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)	10,000	10,096

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	5,000	5,098

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22	5,000	5,188

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23	10,000	10,244

Charter Communications Operating, LLC/Charter Communications Operating Capital 144A sr. sub. bonds 6.484%, 10/23/45	8,000	8,988

Charter Communications Operating, LLC/Charter Communications Operating Capital 144A sr. sub. notes 4.908%, 7/23/25	2,000	2,088

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22	5,000	6,773

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95%, 8/15/37	10,000	13,524

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)	7,000	7,609

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)	5,000	5,375

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21	10,000	10,513

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24	5,000	5,069

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)	5,000	1,731

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%, 10/1/30 (Netherlands)	5,000	6,611

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	4,000	5,462

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21	35,000	35,875

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22	15,000	15,675

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045%, 6/20/36 (Spain)	5,000	5,872

Verizon Communications, Inc. sr. unsec. unsub. notes 5.90%, 2/15/54 (units)	200	5,160

Verizon Communications, Inc. sr. unsec. unsub. notes 5.05%, 3/15/34	5,000	5,228

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48	16,000	15,257

Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	5,000	4,870

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22	5,000	4,800

		197,106
Conglomerates (0.1%)

General Electric Co. jr. unsec. sub. FRB Ser. D, 5.00%, perpetual maturity	16,000	16,400

		16,400
Consumer cyclicals (1.3%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85%, 3/1/39	5,000	6,625

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45	5,000	6,985

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20	5,000	5,373

CBS Corp. company guaranty sr. unsec. debs. 7.875%, 7/30/30	7,000	9,298

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	4,000	3,714

D.R. Horton, Inc. company guaranty sr. unsec. sub. notes 5.75%, 8/15/23	5,000	5,413

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	5,000	4,957

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95%, 8/15/20	5,000	5,496

Ford Motor Co. sr. unsec. unsub. notes 9.98%, 2/15/47	2,000	2,945

Ford Motor Co. sr. unsec. unsub. notes 7.45%, 7/16/31	6,000	7,439

Ford Motor Co. sr. unsec. unsub. notes 7.40%, 11/1/46	5,000	6,598

General Motors Co. sr. unsec. notes 5.20%, 4/1/45	3,000	2,848

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3.00%, 9/25/17	2,000	2,020

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	3,000	2,916

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45%, 4/10/22	7,000	6,905

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)	5,000	5,405

Howard Hughes Corp. (The) 144A sr. unsec. notes 6.875%, 10/1/21	5,000	5,272

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5.875%, 3/15/21	5,000	5,203

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65%, 6/1/20	5,000	4,975

L Brands, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/21	2,000	2,215

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)	10,000	7,550

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26	5,000	4,977

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	5,000	4,992

Owens Corning company guaranty sr. unsec. sub. notes 9.00%, 6/15/19	5,000	5,727

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25	4,000	4,001

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	2,000	1,970

QVC, Inc. company guaranty sr. sub. notes 4.45%, 2/15/25	2,000	1,905

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23	5,000	5,081

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26	2,000	2,123

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22	10,000	9,375

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27	5,000	4,976

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26	4,000	3,731

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25	2,000	2,091

Walt Disney Co. (The) sr. unsec. notes 2.75%, 8/16/21	5,000	5,094

		166,195
Consumer staples (0.8%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.20%, 1/15/39	10,000	14,980

BlueLine Rental Finance Corp. 144A notes 7.00%, 2/1/19	10,000	9,600

Constellation Brands, Inc. company guaranty sr. unsec. unsub. bonds 3.70%, 12/6/26	5,000	4,956

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6.00%, 5/1/22	5,000	5,688

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22	12,000	13,054

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	4,607	4,847

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45	5,000	4,727

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	5,000	6,310

Kraft Foods Group, Inc. company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39	5,000	6,324

Kraft Heinz Foods Co. company guaranty sr. unsec. bonds 4.375%, 6/1/46	5,000	4,755

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.90%, 4/15/38	5,000	6,316

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	5,000	4,975

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26	7,000	7,298

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4.875%, 8/15/34	2,000	2,054

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26	5,000	4,899

		100,783
Energy (0.5%)

Anadarko Petroleum Corp. sr. unsec. notes 6.45%, 9/15/36	5,000	5,630

Anadarko Petroleum Corp. sr. unsec. unsub. notes 5.55%, 3/15/26	2,000	2,195

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315%, 2/13/20 (United Kingdom)	5,000	4,996

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22	2,000	2,070

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.70%, 4/1/19	5,000	4,969

Devon Energy Corp. sr. unsec. unsub. notes 3.25%, 5/15/22	2,000	1,940

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4.00%, 8/1/24	2,000	1,940

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7.875%, 9/15/31	10,000	12,300

Sabine Pass Liquefaction, LLC 144A sr. bonds 5.00%, 3/15/27	5,000	4,938

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	5,000	4,746

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	5,000	5,503

Williams Partners LP sr. unsec. notes 5.25%, 3/15/20	5,000	5,319

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	2,000	1,992

		58,538
Financials (2.1%)

Air Lease Corp. sr. unsec. unsub. notes 3.375%, 6/1/21	5,000	5,083

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 9/15/20	15,000	16,594

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	5,000	4,950

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	4,000	5,130

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	7,000	7,000

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	10,000	10,407

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	5,000	5,113

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	5,000	5,298

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	5,000	5,008

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	2,000	2,066

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	3,000	3,018

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22	20,000	20,825

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.90%, perpetual maturity	2,000	1,990

Citigroup, Inc. jr. unsec. unsub. FRN Ser. T, 6.25%, perpetual maturity	18,000	18,495

Duke Realty LP company guaranty sr. unsec. unsub. notes 3.875%, 2/15/21(R)	5,000	5,216

EPR Properties company guaranty sr. unsec. sub. notes 5.25%, 7/15/23(R)	2,000	2,083

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	2,000	1,965

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)	5,000	4,935

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176%, perpetual maturity (Jersey)	15,000	22,350

HSBC Finance Corp. unsec. sub. notes 6.676%, 1/15/21	5,000	5,618

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity	7,000	7,070

JPMorgan Chase & Co. sr. unsec. notes Ser. MTN, 2.295%, 8/15/21	5,000	4,910

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20	5,000	5,651

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37	5,000	5,600

Liberty Property LP sr. unsec. unsub. notes 3.375%, 6/15/23(R)	5,000	4,970

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39	3,000	4,449

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5.875%, 3/15/22	2,000	2,075

Progressive Corp. (The) jr. unsec. sub. FRN 6.70%, 6/15/37	12,000	11,730

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	5,000	4,981

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)	10,000	10,077

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)	5,000	5,007

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18(R)	5,000	5,022

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.00%, 6/1/20	10,000	9,800

Teachers Insurance & Annuity Association of America 144A unsec. sub. FRN 4.375%, 9/15/54	2,000	2,135

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	5,000	4,812

USI, Inc./NY 144A sr. unsec. notes 7.75%, 1/15/21	5,000	5,075

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)	7,000	7,151

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	15,000	15,413

Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	5,000	5,487

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)	5,000	5,032

		279,591
Health care (0.5%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25	2,000	1,976

DPx Holdings BV 144A sr. unsec. sub. notes 7.50%, 2/1/22 (Netherlands)	10,000	10,500

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/31/19	2,000	2,130

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	5,000	5,013

HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19	15,000	15,300

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)	5,000	4,806

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)	5,000	5,069

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24	15,000	15,602

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)	5,000	4,612

		65,008
Technology (0.3%)

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	5,000	5,150

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	3,000	2,833

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	4,000	4,370

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	2,000	2,345

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23	6,000	6,258

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18	2,000	2,150

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	5,000	4,748

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	5,000	4,745

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23	5,000	5,013

		37,612
Transportation (0.1%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23	5,000	4,750

Penske Truck Leasing Co. Lp/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	4,000	3,853

		8,603
Utilities and power (0.5%)

AES Corp./Virginia (The) sr. unsec. notes 8.00%, 6/1/20	5,000	5,825

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	5,000	4,968

Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41	5,000	5,071

Emera US Finance LP 144A company guaranty sr. unsec. notes 3.55%, 6/15/26	3,000	2,944

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	5,000	5,043

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42	5,000	5,195

FirstEnergy Corp. sr. unsec. unsub. notes 4.25%, 3/15/23	6,000	6,220

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	2,000	1,911

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21	5,000	5,051

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.05%, 12/1/19	2,000	2,020

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22	10,000	10,617

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974%, 6/1/67	5,000	4,269

Texas Gas Transmission, LLC 144A sr. unsec. notes 4.50%, 2/1/21	4,000	4,117

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19	5,000	5,766

		69,017

Total corporate bonds and notes (cost $1,187,248)		$1,193,499

CONVERTIBLE BONDS AND NOTES (2.8%)(a)
	Principal amount	Value

Basic materials (—%)

Cemex SAB de CV cv. unsec. sub. notes 3.75%, 3/15/18 (Mexico)	$2,000	$2,229

		2,229
Capital goods (—%)

Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21	5,000	5,231

		5,231
Communication services (0.2%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8.25%, 12/1/40	1,000	1,045

DISH Network Corp. 144A cv. sr. unsec. bonds 3.375%, 8/15/26	22,000	24,585

Powerwave Technologies, Inc. cv. unsec. sub. notes 3.875%, 10/1/27 (In default)(F)(NON)	7,000	1

		25,631
Consumer cyclicals (0.5%)

CalAtlantic Group, Inc. cv. company guaranty sr. unsec. unsub. notes 1.625%, 5/15/18	5,000	5,934

CalAtlantic Group, Inc. cv. company guaranty sr. unsec. unsub. notes 1.25%, 8/1/32	4,000	4,155

Euronet Worldwide, Inc. cv. sr. unsec. bonds 1.50%, 10/1/44	5,000	5,769

Liberty Interactive, LLC cv. sr. unsec. notes 3.50%, 1/15/31	9,000	4,826

Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46	7,000	7,394

Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.25%, 9/30/46	5,000	5,175

Macquarie Infrastructure Corp. cv. sr. unsec. unsub. notes 2.00%, 10/1/23	9,000	9,006

Navistar International Corp. cv. sr. unsec. sub. bonds 4.75%, 4/15/19	6,000	5,756

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 1.00%, 3/15/18	6,000	9,671

Tesla Motors, Inc. cv. sr. unsec. sub. notes 1.25%, 3/1/21	12,000	10,065

		67,751
Consumer staples (0.1%)

Vector Group, Ltd. cv. sr. unsec. sub. notes 1.75%, 4/15/20	8,000	8,980

		8,980
Energy (0.2%)

Chesapeake Energy Corp. 144A cv. sr. unsec. bonds 5.50%, 9/15/26	5,000	5,288

Energy XXI, Ltd. cv. sr. unsec. bonds 3.00%, 12/15/18 (acquired various dates from 11/19/13 to 1/24/14, cost $3,933) (In default)(NON)(RES)	4,000	20

Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23	2,000	2,763

SEACOR Holdings, Inc. cv. sr. unsec. bonds 3.00%, 11/15/28	5,000	4,231

Stone Energy Corp. cv. company guaranty sr. unsec. sub. notes 1.75%, 3/1/17 (In default)(NON)	8,000	4,870

Whiting Petroleum Corp. cv. company guaranty sr. unsec. unsub. notes 1.25%, 4/1/20	6,000	5,246

		22,418
Financials (0.3%)

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5.25%, 12/1/18(R)	6,000	6,668

Radian Group, Inc. cv. sr. unsec. notes 2.25%, 3/1/19	4,000	5,438

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4.00%, 1/15/19(R)	11,000	12,354

TCP Capital Corp. cv. sr. unsec. bonds 5.25%, 12/15/19	8,000	8,330

		32,790
Health care (0.4%)

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2.75%, 6/15/18	8,000	7,745

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4.00%, 8/15/17 (China) (In default)(F)(NON)	5,000	400

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6.25%, 12/15/17 (China) (In default)(F)(NON)	3,000	210

HealthSouth Corp. cv. sr. unsec. sub. notes 2.00%, 12/1/43	7,000	8,317

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2.00% (zero %, 3/1/18) 3/1/42(STP)	9,000	11,903

Impax Laboratories, Inc. cv. sr. unsec. notes 2.00%, 6/15/22	4,000	3,195

Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. bonds 1.875%, 8/15/21 (Ireland)	10,000	9,569

Medidata Solutions, Inc. cv. sr. unsec. notes 1.00%, 8/1/18	4,000	4,595

Teleflex, Inc. cv. sr. unsec. sub. notes 3.875%, 8/1/17	3,000	7,215

		53,149
Technology (1.0%)

Avid Technology, Inc. cv. sr. unsec. notes 2.00%, 6/15/20	2,000	1,341

Ciena Corp. cv. sr. unsec. notes 4.00%, 12/15/20	7,000	9,244

Citrix Systems, Inc. cv. sr. unsec. notes 0.50%, 4/15/19	5,000	5,650

Fidelity National Financial, Inc. cv. sr. unsec. unsub. notes 4.25%, 8/15/18	2,000	3,656

Intel Corp. cv. jr. unsec. sub. notes 3.25%, 8/1/39	4,000	6,810

j2 Global, Inc. cv. sr. unsec. notes 3.25%, 6/15/29	6,000	7,388

Microchip Technology, Inc. cv. sr. unsec. sub. bonds 1.625%, 2/15/25	15,000	19,894

Micron Technology, Inc. cv. sr. unsec. bonds 3.00%, 11/15/43	9,000	8,252

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1.625%, 2/15/33	8,000	14,575

Novatel Wireless, Inc. cv. sr. unsec. unsub. notes 5.50%, 6/15/20	2,000	1,816

Novellus Systems, Inc. cv. company guaranty sr. unsec. notes 2.625%, 5/15/41	4,000	12,438

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20	6,000	5,993

Safeguard Scientifics, Inc. cv. sr. unsec. bonds 5.25%, 5/15/18	8,000	8,020

salesforce.com, Inc. cv. sr. unsec. unsub. notes 0.25%, 4/1/18	4,000	4,763

TTM Technologies, Inc. cv. sr. unsec. notes 1.75%, 12/15/20	4,000	6,078

Verint Systems, Inc. cv. sr. unsec. notes 1.50%, 6/1/21	5,000	4,775

Yahoo!, Inc. cv. sr. unsec. bonds zero %, 12/1/18	10,000	10,081

		130,774
Transportation (0.1%)

Atlas Air Worldwide Holdings, Inc. cv. sr. unsec. bonds 2.25%, 6/1/22	3,000	2,994

Echo Global Logistics, Inc. cv. sr. unsec. notes 2.50%, 5/1/20	4,000	3,898

Scorpio Tankers, Inc. 144A cv. sr. unsec. sub. notes 2.375%, 7/1/19	6,000	4,646

		11,538

Total convertible bonds and notes (cost $350,204)		$360,491

MORTGAGE-BACKED SECURITIES (2.0%)(a)
	Principal amount	Value

Citigroup Commercial Mortgage Trust
FRB Ser. 07-C6, Class A4, 5.90%, 12/10/49	$11,000	$11,121
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	13,000	13,408

COMM Mortgage Pass-Through Certificates
FRB Ser. 12-CR3, Class XA, IO, 2.237%, 10/15/45	94,883	7,356
FRB Ser. 14-CR14, Class XA, IO, 0.988%, 2/10/47	509,282	16,796

COMM Mortgage Trust
Ser. 12-CR1, Class AM, 3.912%, 5/15/45	13,000	13,664
FRB Ser. 14-LC15, Class XA, IO, 1.53%, 4/10/47	96,813	5,818
FRB Ser. 13-LC13, Class XA, IO, 1.53%, 8/10/46	151,397	7,478
FRB Ser. 14-CR18, Class XA, IO, 1.421%, 7/15/47	97,712	5,708
FRB Ser. 14-CR16, Class XA, IO, 1.386%, 4/10/47	120,495	6,651
FRB Ser. 14-UBS6, Class XA, IO, 1.202%, 12/10/47	196,577	10,772

JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 07-LDPX, Class A3, 5.42%, 1/15/49	6,001	6,018
Ser. 04-LN2, Class A2, 5.115%, 7/15/41	496	496

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class AS, 4.516%, 8/15/46	10,000	10,721
Ser. 12-C5, Class AS, 3.792%, 8/15/45	10,000	10,446
FRB Ser. 13-C13, Class XA, IO, 1.302%, 11/15/46	228,612	12,171
FRB Ser. 13-C12, Class XA, IO, 1.09%, 10/15/46	225,135	7,832

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class XA, IO, 2.133%, 11/15/45	129,139	7,748

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C2, Class XA, IO, 1.789%, 5/10/63	290,696	14,620

UBS-Citigroup Commercial Mortgage Trust 144A Ser. 11-C1, Class AS, 5.154%, 1/10/45	10,000	10,975

Wells Fargo Commercial Mortgage Trust FRB Ser. 13-LC12, Class AS, 4.432%, 7/15/46	10,000	10,642

WF-RBS Commercial Mortgage Trust
Ser. 13-C18, Class AS, 4.387%, 12/15/46	20,000	21,482
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46	12,000	12,831
Ser. 13-C12, Class AS, 3.56%, 3/15/48	10,000	10,290
Ser. 12-C9, Class AS, 3.388%, 11/15/45	10,000	10,250

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C9, Class XA, IO, 2.264%, 11/15/45	90,746	7,271
FRB Ser. 12-C10, Class XA, IO, 2.077%, 12/15/45	99,184	7,220
FRB Ser. 13-C12, Class XA, IO, 1.523%, 3/15/48	113,776	6,348

Total mortgage-backed securities (cost $272,880)		$266,133

CONVERTIBLE PREFERRED STOCKS (1.6%)(a)
	Shares	Value

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)	220	$7,686

Allergan PLC Ser. A, 5.50% cv. pfd.	19	13,623

American Tower Corp. $5.50 cv. pfd.(R)	125	12,703

AMG Capital Trust II $2.575 cv. pfd.	145	7,839

Anthem, Inc. $2.63 cv. pfd.	120	5,608

Arconic, Inc. $2.688 cv. pfd.(NON)	198	6,267

Banc of California, Inc. $4.00 cv. pfd.	72	5,023

Bank of America Corp. Ser. L, 7.25% cv. pfd.	8	9,300

Belden, Inc. $6.75 cv. pfd.	64	6,785

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.	147	7,240

DTE Energy Co. $3.25 cv. pfd.(NON)	154	7,854

Dynegy, Inc. $7.00 cv. pfd.	30	1,945

El Paso Energy Capital Trust I $2.375 cv. pfd.	145	7,291

EPR Properties Ser. C, $1.438 cv. pfd.(R)	392	11,025

Exelon Corp. $3.25 cv. pfd.	187	8,615

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)	215	5,173

Fiat Chrysler Automobiles NV Ser. FCAU, $7.875 cv. pfd. (Italy)	195	12,708

Hess Corp. $2.00 cv. pfd.	116	7,780

iStar, Inc. $2.25 cv. pfd.(R)	89	4,739

Mandatory Exchangeable Trust 144A $5.75 cv. pfd.	37	4,272

NextEra Energy, Inc. $3.06 cv. pfd.	165	7,755

Southwestern Energy Co. Ser. B, $3.125 cv. pfd.	116	3,169

T-Mobile US, Inc. Ser. A, $2.75 cv. pfd.	191	17,018

Teva Pharmaceutical Industries, Ltd. 7.00% cv. pfd. (Israel)	3	1,980

Tyson Foods, Inc. $2.375 cv. pfd.	153	9,593

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.	8	9,620

Welltower, Inc. Ser. I, $3.25 cv. pfd.(R)	121	7,071

Total convertible preferred stocks (cost $205,631)		$209,682

SENIOR LOANS (0.3%)(a)(c)
	Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6.25%, 5/29/20	$14,733	$12,634

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.25%, 3/1/17 (In default)(NON)	13,126	14,439

CPG International, Inc. bank term loan FRN Ser. B, 4.75%, 9/30/20	4,899	4,911

Gates Global, LLC/Gates Global Co. bank term loan FRN 4.25%, 7/6/21	4,841	4,799

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.449%, 2/27/21	4,887	4,923

Total senior loans (cost $42,123)		$41,706

SHORT-TERM INVESTMENTS (14.1%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.51%(AFF)	1,830,069	$1,830,069

Total short-term investments (cost $1,830,069)		$1,830,069

TOTAL INVESTMENTS

Total investments (cost $13,026,599(b)		$13,023,909

FORWARD CURRENCY CONTRACTS at 11/30/16 (aggregate face value $129,174) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	1/18/17	$8,704	$8,969	$(265)
	British Pound	Sell	12/21/16	2,003	1,937	(66)
Citibank, N.A.
	Australian Dollar	Buy	1/18/17	1,623	1,657	(34)
	Danish Krone	Buy	12/21/16	2,267	2,377	(110)
	Euro	Sell	12/21/16	9,336	9,805	469
	Japanese Yen	Buy	2/16/17	113	124	(11)
Credit Suisse International
	Norwegian Krone	Buy	12/21/16	1,750	1,781	(31)
	Norwegian Krone	Sell	12/21/16	1,750	1,803	53
	Swedish Krona	Buy	12/21/16	6,589	6,818	(229)
	Swedish Krona	Sell	12/21/16	6,589	7,077	488
	Swiss Franc	Buy	12/21/16	7,288	7,554	(266)
	Swiss Franc	Sell	12/21/16	7,288	7,453	165
Goldman Sachs International
	Japanese Yen	Buy	2/16/17	4,764	5,196	(432)
HSBC Bank USA, National Association
	British Pound	Buy	12/21/16	2,629	2,563	66
	British Pound	Sell	12/21/16	2,629	2,806	177
	Euro	Sell	12/21/16	11,988	12,642	654
JPMorgan Chase Bank N.A.
	Euro	Sell	12/21/16	2,864	2,966	102
	Hong Kong Dollar	Sell	2/16/17	490	490	—
	Japanese Yen	Buy	2/16/17	1,583	1,727	(144)
	Norwegian Krone	Sell	12/21/16	2,209	2,227	18
	Singapore Dollar	Buy	2/16/17	7,256	7,492	(236)
	Swiss Franc	Buy	12/21/16	11,918	12,218	(300)
State Street Bank and Trust Co.
	British Pound	Buy	12/21/16	1,627	1,727	(100)
	British Pound	Sell	12/21/16	1,627	1,587	(40)
	Israeli Shekel	Sell	1/18/17	470	479	9
	Japanese Yen	Buy	2/16/17	3,555	3,878	(323)
	Swedish Krona	Sell	12/21/16	3,072	3,027	(45)
	Swiss Franc	Buy	12/21/16	1,773	1,832	(59)
	Swiss Franc	Sell	12/21/16	1,773	1,863	90
UBS AG
	Swiss Franc	Buy	12/21/16	2,955	3,063	(108)
	Swiss Franc	Sell	12/21/16	2,955	3,022	67
WestPac Banking Corp.
	New Zealand Dollar	Buy	1/18/17	990	1,014	(24)

Total						$(465)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Barclays Bank PLC
	EM Series 26 Index	BBB-/P	$54,190	$804,000	12/20/21	100 bp	$(4,123)

	Total		$54,190	$(4,123)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at November 30, 2016. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 27 Index	B+/P	$(31,627)	$913,000	12/20/21	500 bp	$19,901

	Total		$(31,627)	$19,901

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at November 30, 2016. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2016 through November 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $13,004,832.
(b)	The aggregate identified cost on a tax basis is $13,107,937, resulting in gross unrealized appreciation and depreciation of $336,315 and $420,343, respectively, or net unrealized depreciation of $84,028.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $20, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC **	$—	$327,020	$327,020	$—	$—
	Putnam Short Term Investment Fund ****	2,144,649	177,483	492,063	2,257	1,830,069
	Putnam Absolute Return 100 Fund Class Y	665,888	14,703	21,186	—	662,006
	Putnam Absolute Return 300 Fund Class Y	1,547,844	35,288	50,846	—	1,557,436
	Putnam Absolute Return 500 Fund Class Y	2,599,958	58,813	84,744	—	2,580,904
	Putnam Absolute Return 700 Fund Class Y	385,481	8,822	12,711	—	384,232
	Putnam Government Money Market Fund Class G	—	540,803	16,949	13	523,854
	Putnam Money Market Fund Class A	529,032	—	529,032	—	—
	Totals	$7,872,852	$1,162,932	$1,534,551	$2,270	$7,538,501
	** No management fees are charged to Putnam Cash Collateral Pool, LLC.
	**** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,718,824 to cover certain derivative contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $60,169 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $106,178 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$24,446	$38,120	$—
Capital goods	84,526	13,223	—
Communication services	48,497	12,252	—
Conglomerates	—	7,903	—
Consumer cyclicals	210,436	58,613	17
Consumer staples	105,725	46,716	—
Energy	91,601	35,410	—
Financials	594,912	81,898	—
Health care	177,924	44,973	—
Technology	277,645	7,452	—
Transportation	30,843	15,185	—
Utilities and power	44,412	17,892	—
Total common stocks	1,690,967	379,637	17
Convertible bonds and notes	—	359,880	611
Convertible preferred stocks	24,971	184,711	—
Corporate bonds and notes	—	1,193,499	—
Investment companies	5,839,788	—	—
Mortgage-backed securities	—	266,133	—
Senior loans	—	41,706	—
U.S. treasury obligations	—	1,211,920	—
Short-term investments	1,830,069	—	—

Totals by level	$9,385,795	$3,637,486	$628

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(465)	$—
Credit default contracts	—	(6,785)	—

Totals by level	$—	$(7,250)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$51,528	$58,313
Foreign exchange contracts	2,358	2,823

Total	$53,886	$61,136

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)				$140,000
OTC credit default contracts (notional)				$800,000
Centrally cleared credit default contracts (notional)				$910,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Credit default contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Centrally cleared credit default contracts§	—	—	2,445	—	—	—	—	—	—	—	—	2,445
	Forward currency contracts#	—	—	—	469	706	—	897	120	99	67	—	2,358

	Total Assets	$—	$—	$2,445	$469	$706	$—	$897	$120	$99	$67	$—	$4,803

	Liabilities:
	OTC Credit default contracts*#	$—	$58,313	$—	$—	$—	$—	$—	$—	$—	$—	$—	$58,313
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	331	—	—	155	526	432	—	680	567	108	24	2,823

	Total Liabilities	$331	$58,313	$—	$155	$526	$432	$—	$680	$567	$108	$24	$61,136

	Total Financial and Derivative Net Assets	$(331)	$(58,313)	$2,445	$314	$180	$(432)	$897	$(560)	$(468)	$(41)	$(24)	$(56,333)
	Total collateral received (pledged)##†	$—	$(58,313)	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$(331)	$—	$2,445	$314	$180	$(432)	$897	$(560)	$(468)	$(41)	$(24)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: January 26, 2017